Revenue from contracts with customers - Assets and liabilities related to contracts with customers (Details) - GBP (£) £ in Thousands	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Revenue from contracts with customers
Contract liabilities - deferred revenue at beginning of year	£ (176,283)	£ (182,544)
Recognized in revenue during the year	178,853	170,593
Cash received/amounts invoiced during the year	(206,545)	(164,332)
Contract liabilities - deferred revenue at end of year	(203,975)	(176,283)
Current contract assets and contract liabilities
Revenue from contracts with customers
Contract assets - accrued revenue at beginning of year	43,332	36,239
Recognized in revenue during the year	49,536	53,840
Cash received/amounts invoiced during the year	(53,090)	(46,747)
Contract assets - accrued revenue at end of year	39,778	43,332
Contract liabilities - deferred revenue at beginning of year	(169,624)	(165,847)
Recognized in revenue during the year	178,853	170,593
Cash received/amounts invoiced during the year	(206,545)	(164,332)
Reclassified during the year	(1,312)	(10,038)
Contract liabilities - deferred revenue at end of year	(198,628)	(169,624)
Non-current contract assets and contract liabilities
Revenue from contracts with customers
Contract liabilities - deferred revenue at beginning of year	(6,659)	(16,697)
Reclassified during the year	1,312	10,038
Contract liabilities - deferred revenue at end of year	£ (5,347)	£ (6,659)